GEOGRAPHIC AREAS AND MAJOR CUSTOMERS (Sales by Geographic Area as Percentage of Total Sales) (Details) - Percentage of Total Sales [Member] - Geographic Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Concentration percentage	100.00%	100.00%	100.00%
Taiwan, R.O.C. [Member]
Revenue from External Customer [Line Items]
Concentration percentage	32.00%	37.00%	33.00%
China [Member]
Revenue from External Customer [Line Items]
Concentration percentage	28.00%	21.00%	19.00%
USA [Member]
Revenue from External Customer [Line Items]
Concentration percentage	16.00%	23.00%	23.00%
Korea [Member]
Revenue from External Customer [Line Items]
Concentration percentage	13.00%	11.00%	17.00%
Other [Member]
Revenue from External Customer [Line Items]
Concentration percentage	11.00%	8.00%	8.00%